Other Intangible Assets, Net - Schedule of Other Intangible Assets, Net (Parenthetical) (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Residual Commission Buyouts
Finite Lived Intangible Assets [Line Items]
Contingent payment	$ 3.1	$ 2.7